Share-Based Payments - Model Inputs for STI Performance Rights Granted (Detail) - Short Term Incentives Performance Rights [member] - $ / shares							12 Months Ended
		Nov. 23, 2022 [1]	Nov. 26, 2021	[2],[3]	Oct. 27, 2020	Oct. 02, 2020	Jun. 30, 2023		Jun. 30, 2022	[2],[3]
Disclosure of other equity instruments [line items]
Share price at grant date		$ 0.31	$ 0.49		$ 0.255	$ 0.235	$ 0.315	[1]	$ 0.29
Expected price volatility of the Company's shares		75.00%	105.00%		92.00%	88.00%	75.00%	[1]	75.00%
Expected dividend yield								[1]
Risk-free interest rate		3.40%	1.39%		0.14%	0.12%	3.94%	[1]	3.28%
Executive Incentive Plan [Member]
Disclosure of other equity instruments [line items]
Share price at grant date	[4]						$ 0.275
Expected price volatility of the Company's shares	[4]						60.00%
Expected dividend yield	[4]
Risk-free interest rate	[4]						3.40%

[1]	Director performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share-based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at the next reporting date as the grant date will be the 2023 AGM date.
[2]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2022 and no option was granted during the year ended June 30, 2022.
[3]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2022 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2022. The value will be re-assessed at each reporting date until grant date has been identified.
[4]	Tranches 2 and 3 of performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 - Share Based payments. Accordingly, the share based expense recognised was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2023 and no option was granted during the year ended June 30, 2023